AMERICAN INDEPENDENCE FUNDS TRUST
230 Park Avenue, Suite 534
New York, NY  10169
(212) 488-1331

November 5, 2012	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
“Sticker” Supplement Pursuant to Rule 497(e) of the Securities Act of 1933, as amended
SEC File Numbers: 811-21757; 333-124214

Dear Sir/Madam:

The interactive data file included as an exhibit to this filing mirrors the risk/return summary information in a supplement, dated November 1, 2012, to the Prospectus, dated February 29, 2012 as amended through July 9, 2012, for the American Independence Small Cap Growth Fund, a series of the Trust. Such supplement (accession number: 0001324443-12-000126) is incorporated by reference into this Rule 497 Document.

The purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information for the Small Cap Growth Fund using the eXtensible Business Reporting Language (XBRL).

Sincerely,

/s/ Theresa Donovan

Theresa Donovan
Secretary